Shareholder Report, Line Graph (Details) 74200004200_Franklin Templeton SMACS Series I_SingleClass_TSR Annual {Class A} - USD ($)									12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Jun. 03, 2019	Aug. 31, 2026
Class Advisor
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin Templeton SMACS: Series I
Accumulated Value	$ 12,922	$ 12,013	$ 10,659	$ 9,908	$ 11,372	$ 9,763	$ 10,225	$ 10,000	$ 13,925
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Index
Accumulated Value	10,583	10,261	9,563	9,678	10,938	10,947	10,282	10,000	$ 10,783
Bloomberg High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg High Yield Very Liquid Index
Accumulated Value	13,210	12,234	10,871	10,145	11,436	10,514	10,097	10,000	$ 13,885
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index
Accumulated Value	$ 12,168	$ 11,485	$ 10,353	$ 9,951	$ 11,447	$ 10,837	$ 10,235	$ 10,000	$ 12,597